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November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:      RiverSource Bond Series, Inc.
                  RiverSource Core Bond Fund
                  RiverSource Floating Rate Fund
                  RiverSource Income Opportunities Fund
                  RiverSource Inflation Protected Securities Fund
                  RiverSource Limited Duration Bond Fund

         Post-Effective Amendment No. 56
         File No. 2-72174/811-3178
         Accession Number: 0001068800-06-001458

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 56 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.